Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Operating activities
Net loss for the year from continuing operations	$ (285,490)	$ (2,084,606)	$ (194,850)
Add items not affecting cash
Unrealized loss (gain) on foreign exchange	(1,790)	(4,859)	22,964
Loss on settlement of debt		1,738,603
Write-off of accounts payable	(25,107)		(45,583)
Changes in non-cash working capital
Amounts receivable	(1,276)	(7,202)	6,456
Accounts payable and accrued liabilities	(266,254)	26,947	33,608
Due to related parties	(138,426)	306,670	137,816
Operating cash flows from continuing operations	(718,343)	(24,447)	(39,589)
Operating cash flows from discontinued operations			38,607
Cash used in operating activities	(718,343)	(24,447)	(982)
Investing activities
Cash from the sale of subsidiary, net		27,098
Cash provided by investing activities		27,098
Financing activities
Private placement	1,600,000
Share issuance costs	(8,750)	(1,724)
Cash provided by (used in) financing activities	1,591,250	(1,724)
Change in cash during the year	872,907	927	(982)
Cash, beginning of the year	956	29	1,011
Cash, end of the year	873,863	956	29
Non-cash transactions
Foreign exchange on liability balances	(1,790)	(15,916)	(110,077)
Foreign exchange on asset balances		$ (4,859)